Segment Information (Summary of Disaggregated Revenue from Contracts with Customers by Product Line or Geographic Location) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	$ 29,056	$ 37,884
Urea and ESN [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,624	2,268
Retail [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	19,542	21,350
Retail [Member] | Crop Nutrients [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	8,379	10,060
Retail [Member] | Crop Protection Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	6,750	7,067
Retail [Member] | Seed [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	2,295	2,112
Retail [Member] | Merchandise [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,001	1,019
Retail [Member] | Nutrien Financial [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	322	267
Retail [Member] | Services and Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	927	966
Retail [Member] | Elimination For Interproduct Activity [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	(132)	(141)
Potash [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	4,166	8,199
Potash [Member] | North America [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	2,090	2,785
Potash [Member] | Offshore [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	2,076	5,414
Nitrogen [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	4,735	8,048
Nitrogen [Member] | Ammonia [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,337	2,834
Nitrogen [Member] | Solutions and nitrates [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,367	1,996
Nitrogen [Member] | Other nitrogen and purchased products [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	407	950
Phosphate [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	2,263	2,620
Phosphate [Member] | Fertilizer [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,264	1,520
Phosphate [Member] | Industrial and Feed [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	703	763
Phosphate [Member] | Other phosphate and purchased products [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	296	337
Corporate and Others Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	0	0
Eliminations [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	$ (1,650)	$ (2,333)